FINANCIAL INCOME (EXPENSES) - Finance expenses, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL INCOME (EXPENSES)
Interest income	R$ 655,474	R$ 719,399	R$ 832,872
Interest receivable (customers, taxes and other)	124,391	104,837	87,023
Gain on derivative financial instruments	373,971	994,801	2,910,914
Foreign exchange variations on loans and financing	113,203	487,747	203,754
Other revenues from foreign exchange and monetary variation	406,013	374,169	569,698
Other financial income	82,906	100,406	124,404
Total	1,755,958	2,781,359	4,728,665
Loan, financing, debenture and finance lease charges	(932,727)	(1,061,098)	(921,019)
Foreign exchange variation on loans and financing	(129,049)	(214,952)	(1,365,133)
Loss on derivative financial instruments	(415,956)	(1,342,671)	(2,011,855)
Interest payable (financial institutions, provisions, trade accounts payable, taxes and other)	(136,425)	(278,175)	(216,729)
Other expenses with foreign exchange and monetary variation	(876,948)	(830,466)	(704,438)
IOF, PIS, Cofins and other financial expenses	(167,897)	(288,538)	(357,669)
Total	(2,659,002)	(4,015,900)	(5,576,843)
Financial Expenses, net	R$ (903,044)	R$ (1,234,541)	R$ (848,178)